Supplement dated June 29, 2000
          to the current Statement of Additional Information
                        for the following Funds


                Delaware American Government Bond Fund
                   Delaware American Services Fund
                        Delaware Balanced Fund
             Delaware Foundation Funds Balanced Portfolio
                        Delaware Blue Chip Fund
                     Delaware Corporate Bond Fund
                  Delaware Decatur Equity Income Fund
                       Delaware Delchester Fund
                          Delaware Devon Fund
                   Delaware Diversified Growth Fund
                    Delaware Diversified Value Fund
                    Delaware Emerging Markets Fund
                 Delaware Extended Duration Bond Fund
                       Delaware Global Bond Fund
                   Delaware Global Equity Fund
                    Delaware Growth and Income Fund
                  Delaware Growth Opportunities Fund
              Delaware Foundation Funds Growth Portfolio
                Delaware High-Yield Opportunities Fund
              Delaware Foundation Funds Income Portfolio
                  Delaware International Equity Fund
                 Delaware International Small Cap Fund
                    Delaware Large Cap Growth Fund
                Delaware Limited-Term Government Fund
                      Delaware Mid-Cap Value Fund
                       Delaware New Pacific Fund
                     Delaware Overseas Equity Fund
                          Delaware REIT Fund
                        Delaware Research Fund
                    Delaware Retirement Income Fund
                     Delaware S&P 500 Index Fund
                     Delaware Select Growth Fund
                  Delaware Small Cap Contrarian Fund
                     Delaware Small Cap Value Fund
                    Delaware Social Awareness Fund
                    Delaware Strategic Income Fund
                Delaware Technology and Innovation Fund
                          Delaware Trend Fund
               Delaware U.S. Government Securities Fund
                       Delaware U.S. Growth Fund



  The last paragraph in the section in the Statement of Additional Information entitled Group Investment Plans under
  Purchasing Shares is amended and supplemented as follows:


     The Limited CDSC is generally applicable to any redemptions of net asset value purchases made on behalf of a group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that, Retirement Financial Services, Inc. has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.


  The section in the Statement of Additional Information entitled Waiver of Limited Contingent Deferred Sales Charge
  - Class A Shares under Redemption and Exchange is supplemented with the addition of clause (x) as follows:

     The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: . . . (x) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that, Retirement Financial Services, Inc. has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.